Convertible Redeemable Preferred Shares and Warrants - Convertible redeemable preferred shares activities (Details) - CNY (¥) ¥ in Thousands							1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2020	Jun. 06, 2018	Nov. 28, 2017	Sep. 05, 2017	Jul. 21, 2017	Jul. 04, 2016	Jan. 23, 2020	Jul. 02, 2019	Dec. 31, 2020
Convertible redeemable preferred shares activities
Beginning balance							¥ 10,255,662		¥ 10,255,662
Beginning balance (in shares)							910,926,266		910,926,266
Issuance of preferred shares									¥ 3,603,655
Issuance of preferred shares (in shares)									231,758,541
Accretion on convertible redeemable preferred shares to redemption value									¥ 651,190
Exercise of Series B-3 Anti-Dilution Warrant									¥ 305,333
Exercise of Series B-3 Anti-Dilution Warrant (in shares)									18,916,548
Bifurcation of conversion feature									¥ (81,082)
Effect of exchange rate changes on preferred shares									(10,862)
Conversion of preferred shares to ordinary shares									¥ (14,723,896)
Conversion of preferred shares to ordinary shares (in shares)									(1,161,601,355)
Series Pre-A convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 434,886		¥ 434,886
Beginning balance (in shares)							50,000,000		50,000,000
Issuance of preferred shares (in shares)					50,000,000
Effect of exchange rate changes on preferred shares									¥ (858)
Conversion of preferred shares to ordinary shares									¥ (434,028)
Conversion of preferred shares to ordinary shares (in shares)									(50,000,000)
Series A1 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 980,949		¥ 980,949
Beginning balance (in shares)							129,409,092		129,409,092
Issuance of preferred shares (in shares)						129,409,092
Accretion on convertible redeemable preferred shares to redemption value									¥ 34,229
Effect of exchange rate changes on preferred shares									(1,746)
Conversion of preferred shares to ordinary shares									¥ (1,013,432)
Conversion of preferred shares to ordinary shares (in shares)									(129,409,092)
Series A2 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 1,074,959		¥ 1,074,959
Beginning balance (in shares)							126,771,562		126,771,562
Issuance of preferred shares (in shares)					126,771,562
Accretion on convertible redeemable preferred shares to redemption value									¥ 63,363
Effect of exchange rate changes on preferred shares									(1,770)
Conversion of preferred shares to ordinary shares									¥ (1,136,552)
Conversion of preferred shares to ordinary shares (in shares)									(126,771,562)
Series A3 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 619,770		¥ 619,770
Beginning balance (in shares)							65,498,640		65,498,640
Issuance of preferred shares (in shares)				65,498,640
Accretion on convertible redeemable preferred shares to redemption value									¥ 46,738
Effect of exchange rate changes on preferred shares									(964)
Conversion of preferred shares to ordinary shares									¥ (665,544)
Conversion of preferred shares to ordinary shares (in shares)									(65,498,640)
Series B1 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 1,347,607		¥ 1,347,607
Beginning balance (in shares)							115,209,526		115,209,526
Issuance of preferred shares (in shares)			115,209,526
Accretion on convertible redeemable preferred shares to redemption value									¥ 136,567
Effect of exchange rate changes on preferred shares									(1,899)
Conversion of preferred shares to ordinary shares									¥ (1,482,275)
Conversion of preferred shares to ordinary shares (in shares)									(115,209,526)
Series B2 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 710,303		¥ 710,303
Beginning balance (in shares)							55,804,773		55,804,773
Issuance of preferred shares (in shares)		55,804,773
Accretion on convertible redeemable preferred shares to redemption value									¥ 64,859
Effect of exchange rate changes on preferred shares									(1,040)
Conversion of preferred shares to ordinary shares									¥ (774,122)
Conversion of preferred shares to ordinary shares (in shares)									(55,804,773)
Series B3 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 1,551,080		¥ 1,551,080
Beginning balance (in shares)							119,950,686		119,950,686
Issuance of preferred shares (in shares)								119,950,686
Accretion on convertible redeemable preferred shares to redemption value									¥ 80,635
Effect of exchange rate changes on preferred shares									(2,613)
Conversion of preferred shares to ordinary shares									¥ (1,629,102)
Conversion of preferred shares to ordinary shares (in shares)									(119,950,686)
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares activities
Beginning balance							¥ 3,536,108		¥ 3,536,108
Beginning balance (in shares)							248,281,987		248,281,987
Issuance of preferred shares (in shares)							267,198,535
Accretion on convertible redeemable preferred shares to redemption value									¥ 178,007
Exercise of Series B-3 Anti-Dilution Warrant									¥ 305,333
Exercise of Series B-3 Anti-Dilution Warrant (in shares)									18,916,548
Bifurcation of conversion feature									¥ (81,082)
Effect of exchange rate changes on preferred shares									28
Conversion of preferred shares to ordinary shares									¥ (3,938,394)
Conversion of preferred shares to ordinary shares (in shares)									(267,198,535)
Series D Convertible Redeemable Preferred Shares [Member]
Convertible redeemable preferred shares activities
Issuance of preferred shares									¥ 3,603,655
Issuance of preferred shares (in shares)	231,758,541								231,758,541
Accretion on convertible redeemable preferred shares to redemption value									¥ 46,792
Conversion of preferred shares to ordinary shares									¥ (3,650,447)
Conversion of preferred shares to ordinary shares (in shares)									(231,758,541)